Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 13:-	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss), net of taxes, for the year ended December 31, 2023:

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(17,424)	$(800)	$800	$(17,424)
Other comprehensive income before reclassifications	8,686	(1,480)	-	7,206
Amounts reclassified from accumulated other comprehensive income	134	2,874	-	3,008

Net current period other comprehensive income	8,820	1,394	-	10,214

Ending Balance	$(8,604)	$594	$800	$(7,210)